Segment analysis - Segment assets and segment revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer
Segment analysis
Number of customers with a percentage of total revenues greater than 10% | customer	0	1	0
Revenue	$ 6,731	$ 6,660	$ 6,676
United States
Segment analysis
Revenue	$ 3,011	$ 2,974	2,911
Percent of non-current assets	41.00%	40.00%
Germany
Segment analysis
Percent of non-current assets	14.00%	13.00%
United Kingdom
Segment analysis
Revenue	$ 782	$ 736	778
Percent of non-current assets	12.00%	12.00%
Luxembourg
Segment analysis
Revenue	$ 2	$ 2	$ 2
Non-current assets	$ 0	$ 0